Income Tax - Schedule Income tax provision (Detail) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Current:
Federal		$ 9,209
State and local		3,877
Foreign		0
Total Current		13,086
Deferred:
Federal		0
State and local		0
Foreign		0
Total deferred income tax expense		0
Provision for income taxes	$ 707	$ 13,086